UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:

/s/ Edward B. Goodnow                Darien, CT               August 16, 2010
---------------------             ----------------           ----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $288,574
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP     (X1000)    PRN AMT   PRN CALL  DISCRETION   MNGRS    SOLE    SHARED NONE
AEROVIRONMENT INC               COM               008073108   4,364      200,850 SH         Sole                 200,850
AIRCASTLE LTD                   COM               G0129K104   9,781    1,245,984 SH         Sole               1,245,984
ALLIANCE DATA SYSTEMS CORP      COM               018581108  16,304      273,929 SH         Sole                 273,929
ALLIANT TECHSYSTEMS INC         COM               018804104  14,766      237,926 SH         Sole                 237,926
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106   1,763      150,000 SH         Sole                 150,000
AMPHENOL CORP NEW               CL A              032095101  14,490      368,887 SH         Sole                 368,887
ANNALY CAP MGMT INC             COM               035710409     859       50,100 SH         Sole                  50,100
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW           049164205  16,728      352,178 SH         Sole                 352,178
BAXTER INTL INC                 COM               071813109  12,528      308,259 SH         Sole                 308,259
BROADRIDGE FINL SOLUTIONS IN    COM               11133T103   3,143      165,000 SH         Sole                 165,000
CHIMERA INVT CORP               COM               16934Q109   3,015      835,125 SH         Sole                 835,125
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS  207597626     335        8,575 SH         Sole                   8,575
COPART INC                      COM               217204106   7,061      197,170 SH         Sole                 197,170
CORNING INC                     COM               219350105  10,014      620,060 SH         Sole                 620,060
CREDIT ACCEP CORP MICH          COM               225310101  21,557      442,018 SH         Sole                 442,018
CLEVELAND BIOLABS INC           COM               185860103   1,144      312,636 SH         Sole                 312,636
DEALERTRACK HLDGS INC           COM               242309102  11,006      669,035 SH         Sole                 669,035
DISCOVERY COMMUNICATNS NEW      COM SER A         25470F104     771       21,586 SH         Sole                  21,586
DISCOVERY COMMUNICATNS NEW      COM SER C         25470F302   6,297      203,586 SH         Sole                 203,586
GENESEE & WYO INC               CL A              371559105  14,065      376,983 SH         Sole                 376,983
GOODRICH CORP                   COM               382388106  10,316      155,720 SH         Sole                 155,720
HASBRO INC                      COM               418056107  11,268      274,160 SH         Sole                 274,160
HEXCEL CORP NEW                 COM               428291108   9,660      622,847 SH         Sole                 622,847
KINETIC CONCEPTS INC            COM NEW           49460W208   4,357      119,331 SH         Sole                 119,331
KIRBY CORP                      COM               497266106   4,745      124,044 SH         Sole                 124,044
LABORATORY CORP AMER HLDGS      COM NEW           50540R409  14,582      193,530 SH         Sole                 193,530
LIVE NATION ENTERTAINMENT IN    COM               538034109   5,455      521,980 SH         Sole                 521,980
MEDCO HEALTH SOLUTIONS INC      COM               58405U102   2,546       46,230 SH         Sole                  46,230
NEUSTAR INC                     CL A              64126X201   1,250       60,630 SH         Sole                  60,630
NYSE EURONEXT                   COM               629491101   4,211      152,400 SH         Sole                 152,400
PECO ENERGY CO                  PREFERRED STOCKS  693304404     304        3,800 SH         Sole                   3,800
PENN MILLERS HLDG CORP          COM               707561106     634       47,994 SH         Sole                  47,994
POLYPORE INTL INC               COM               73179V103   4,893      215,166 SH         Sole                 215,166
PRECISION CASTPARTS CORP        COM               740189105   7,600       73,847 SH         Sole                  73,847
SPRINT NEXTEL CORP              COM SER 1         852061100   5,536    1,305,670 SH         Sole               1,305,670
STANCORP FINL GROUP INC         COM               852891100   2,114       52,155 SH         Sole                  52,155
STEINWAY MUSICAL INSTRS INC     COM               858495104   5,729      322,026 SH         Sole                 322,026
TYCO ELECTRONICS LTD SWITZER    SHS               H8912P106  10,463      412,248 SH         Sole                 412,248
VICOR CORP                      COM               925815102  12,920    1,034,395 SH         Sole               1,034,395


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